Segment Information - Schedule of Performance and Making Key Decisions Condensed Consolidated Statements of Operations as Net Income or Loss (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting, Profit (Loss) [Abstract]
General and administrative costs	$ 1,679,338	$ 4,644	$ 1,878,773	$ 46,064